Share-based payments - Stock Options Exercise Prices and Weighted Average Remaining Life (Details)	Dec. 31, 2025 shares year $ / shares	Dec. 31, 2024 year shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	5,503,174	6,545,819	7,484,561
Weighted average remaining life (years) | year	4	4
Weighted average exercise price of share options outstanding (in cad per share)	$ 62	$ 61	$ 61
$50-$59
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	2,348,283	3,390,928
Weighted average remaining life (years) | year	3	3
Weighted average exercise price of share options outstanding (in cad per share)	$ 58	$ 58
$50-$59 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in cad per share)	50
$50-$59 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in cad per share)	$ 59
$60 & above
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	3,154,891	3,154,891
Weighted average remaining life (years) | year	4	5
Weighted average exercise price of share options outstanding (in cad per share)	$ 65	$ 65
$60 & above | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in cad per share)	$ 60